Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement
REVENUES	$ 10,305,736	$ 8,466,965	$ 4,914,118
COST OF SALES	7,166,464	5,609,836	2,559,545
GROSS PROFIT	3,139,272	2,857,129	2,354,573
OPERATING EXPENSES
Depreciation and amortization	2,745,126	2,532,673	1,209,769
General and administrative	25,752,836	11,635,216	14,294,835
Total Operating Expenses	28,497,962	14,167,889	15,504,604
LOSS FROM OPERATIONS	(25,358,690)	(11,310,760)	(13,150,031)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative valuation		2,037,325	(749,166)
Other income	612	1	957
Interest expense	(556,171)	(179,344)	(47,108)
Loss on settlement of license		(164,667)
Gain (loss) on settlement of debt	637,096	(23,133)
Liquidated damages expense			(55,000)
Total Other Income (Expense)	81,537	1,670,182	(850,317)
LOSS BEFORE INCOME TAXES	(25,277,153)	(9,640,578)	(14,000,348)
INCOME TAX EXPENSE
LOSS FROM CONTINUING OPERATIONS	(25,277,153)	(9,640,578)	(14,000,348)
GAIN (LOSS) FROM DISCONTINUED OPERATIONS	(196,241)	33,444	(18,638)
NET LOSS	(25,473,394)	(9,607,134)	(14,018,986)
PREFERRED DIVIDENDS	(3,188,450)	(545,020)	(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (28,661,844)	$ (10,152,154)	$ (14,108,343)
BASIC AND DILUTED LOSS PER SHARE, Continuing Operations	$ (0.69)	$ (0.51)	$ (0.93)
BASIC AND DILUTED LOSS PER SHARE, Discontinued Operations	$ (0.01)	$ 0.00	$ 0.00
NET LOSS PER SHARE	$ (0.70)	$ (0.15)	$ (0.93)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	36,463,197	18,961,099	15,109,401